Note 23 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 1,896,724	$ 1,721,986	$ 1,582,271
Depreciation and amortization	44,924	38,624	36,033
Operating earnings (loss)	146,173	80,384	78,156
Other income, net	2,417	1,122	1,262
Interest expense, net	(9,190)	(9,039)	(7,304)
Income tax expense	(47,829)	(32,552)	(18,205)
Net earnings from continuing operations	91,571	39,915	53,909
Net earnings from discontinued operations		1,104	23,807
Net earnings	91,571	41,019	77,716
Total assets	1,194,779	1,092,421	1,023,883
Total additions to long-lived assets	124,068	97,200	176,318
Operating Segments [Member] | Americas Segment [Member]
Revenues	1,021,317	889,738	823,146
Depreciation and amortization	21,612	18,100	14,959
Operating earnings (loss)	85,255	69,247	60,473
Other income, net
Interest expense, net
Income tax expense
Net earnings from continuing operations
Net earnings from discontinued operations
Net earnings
Total assets	559,295	488,228	421,423
Total additions to long-lived assets	50,948	78,124	23,988
Operating Segments [Member] | EMEA Segment [Member]
Revenues	474,868	446,146	352,363
Depreciation and amortization	15,121	12,429	12,371
Operating earnings (loss)	34,275	38,777	22,009
Other income, net
Interest expense, net
Income tax expense
Net earnings from continuing operations
Net earnings from discontinued operations
Net earnings
Total assets	443,945	396,789	425,461
Total additions to long-lived assets	67,325	12,997	134,587
Operating Segments [Member] | Asia Pacific Segment [Member]
Revenues	399,368	385,123	405,957
Depreciation and amortization	5,479	5,263	5,651
Operating earnings (loss)	45,614	41,092	47,392
Other income, net
Interest expense, net
Income tax expense
Net earnings from continuing operations
Net earnings from discontinued operations
Net earnings
Total assets	181,425	176,521	183,436
Total additions to long-lived assets	4,654	4,402	15,763
Corporate, Non-Segment [Member]
Revenues	1,171	979	805
Depreciation and amortization	2,712	2,832	3,052
Operating earnings (loss)	(18,971)	(68,732)	(51,718)
Other income, net
Interest expense, net
Income tax expense
Net earnings from continuing operations
Net earnings from discontinued operations
Net earnings
Total assets	10,114	30,883	(6,437)
Total additions to long-lived assets	$ 1,141	$ 1,677	$ 1,980